Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0000947484
Registrant Name	ARCH CAPITAL GROUP LTD.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES